Taxes (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Loss before tax	SFr 10,556,227	SFr 20,804,213	SFr 15,351,914
Tax calculated at a tax rate of 13.99%	1,476,816	2,910,509	2,147,733
Effect of different tax rates in USA and France	1,658	3,801	5,398
Deductible expenses charged against equity / deferred costs for issuance of shares	37,374	98,591	382,829
Sale of treasury shares by a subsidiary, recognized as financial loss (income) in standalone financial statements	485,867	1,666,594	(8,556)
Expenses not deductible for tax purposes	(321,494)	(434,593)	(145,195)
Temporary differences	(1,836)	(1,324)	(954)
Total tax losses not recognized as deferred tax asset	(1,678,385)	(4,243,578)	(2,381,255)
Income tax expense	SFr 0	SFr 0	SFr 0
Applicable tax rate	13.99%	13.99%	13.99%
Deferred income tax assets	SFr 0	SFr 0	SFr 0